UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL HIGH YIELD FUND

FORM N-Q

JULY 31, 2017

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 72.9%
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 3.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	885,000		$919,294
Mclaren Finance PLC, Senior Secured Bonds	5.000%	8/1/22	380,000	GBP	506,862	(a)

Total Automobiles					1,426,156

Diversified Consumer Services - 0.9%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	420,000		409,500

Hotels, Restaurants & Leisure - 2.6%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	500,000		551,875	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	560,000		571,200	(a)

Total Hotels, Restaurants & Leisure					1,123,075

Media - 5.7%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		375,950
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000		399,823
DISH DBS Corp., Senior Notes	5.000%	3/15/23	390,000		404,504
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	435,000		452,400	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000		442,287	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	410,000		429,701	(a)

Total Media					2,504,665

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	165,000		168,300	(a)

TOTAL CONSUMER DISCRETIONARY					5,631,696

CONSUMER STAPLES - 3.0%
Food Products - 1.8%
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	495,000		490,446	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	270,000		280,462	(a)

Total Food Products					770,908

Tobacco - 1.2%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	505,000		520,150	(a)

TOTAL CONSUMER STAPLES					1,291,058

ENERGY - 9.4%
Energy Equipment & Services - 1.5%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	780,000		666,900

Oil, Gas & Consumable Fuels - 7.9%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	395,000		405,740
Antero Resources Corp., Senior Notes	5.000%	3/1/25	423,000		416,655
California Resources Corp., Secured Notes	8.000%	12/15/22	655,000		417,562	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	639,000		677,340	(a)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	300,000		318,750
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	170,000		177,456
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	155,000		159,263
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	740,000		869,500

Total Oil, Gas & Consumable Fuels					3,442,266

TOTAL ENERGY					4,109,166

FINANCIALS - 2.1%
Banks - 2.1%
Banco do Brasil SA, Junior Subordinated Notes	9.000%	6/18/24	400,000		414,880	(b)(c)(d)
CIT Group Inc., Senior Notes	5.000%	8/15/22	90,000		97,254
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000		417,244

TOTAL FINANCIALS					929,378

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 7.0%
Health Care Providers & Services - 6.5%
DaVita Inc., Senior Notes	5.750%	8/15/22	650,000		$671,125
DaVita Inc., Senior Notes	5.000%	5/1/25	800,000		811,840
HCA Inc., Senior Secured Notes	4.750%	5/1/23	170,000		178,925
HCA Inc., Senior Secured Notes	5.000%	3/15/24	115,000		122,073
HealthSouth Corp., Senior Notes	5.750%	11/1/24	800,000		816,000
Tenet Healthcare Corp., Senior Secured Bonds	4.375%	10/1/21	225,000		228,937

Total Health Care Providers & Services					2,828,900

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	204,000		204,255	(a)

TOTAL HEALTH CARE					3,033,155

INDUSTRIALS - 1.3%
Trading Companies & Distributors - 1.3%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	560,000		585,900

INFORMATION TECHNOLOGY - 4.9%
Electronic Equipment, Instruments & Components - 0.3%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		149,100

Internet Software & Services - 2.4%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	965,000		1,042,200	(a)

IT Services - 0.2%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	100,000		104,000	(a)

Software - 1.0%
Symantec Corp., Senior Notes	5.000%	4/15/25	400,000		419,000	(a)

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	370,000		412,117	(a)

TOTAL INFORMATION TECHNOLOGY					2,126,417

MATERIALS - 12.7%
Chemicals - 6.1%
CF Industries Inc., Senior Notes	4.950%	6/1/43	970,000		829,350
Chemours Co., Senior Notes	6.625%	5/15/23	595,000		638,947
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	915,000		858,956
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		322,500	(a)

Total Chemicals					2,649,753

Containers & Packaging - 4.0%
ARD Finance SA, Senior Secured Notes (7.375% PIK)	6.625%	9/15/23	385,000	EUR	487,302	(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.250%	9/15/22	200,000		205,500	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	290,000		287,100	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	540,000		568,350	(a)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	195,000		208,406	(a)

Total Containers & Packaging					1,756,658

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 1.6%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000	$435,750
Constellium NV, Senior Notes	6.625%	3/1/25	250,000	250,000	(a)

Total Metals & Mining				685,750

Paper & Forest Products - 1.0%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	405,000	421,200	(a)

TOTAL MATERIALS				5,513,361

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.3%
DuPont Fabros Technology LP, Senior Notes	5.625%	6/15/23	725,000	774,162
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000	452,400
GEO Group Inc., Senior Notes	5.125%	4/1/23	105,000	106,050
GEO Group Inc., Senior Notes	6.000%	4/15/26	270,000	281,108
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	305,000	322,538
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	390,000	414,375	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	600,000	623,028
SBA Communications Corp., Senior Notes	4.875%	9/1/24	620,000	644,800

TOTAL REAL ESTATE				3,618,461

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.3%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000	877,256	(a)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000	98,438

Total Diversified Telecommunication Services				975,694

Wireless Telecommunication Services - 3.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	900,000	999,000
Sprint Corp., Senior Notes	7.125%	6/15/24	405,000	443,981

Total Wireless Telecommunication Services				1,442,981

TOTAL TELECOMMUNICATION SERVICES				2,418,675

UTILITIES - 5.7%
Gas Utilities - 1.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000	555,063
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000	240,875

Total Gas Utilities				795,938

Independent Power and Renewable Electricity Producers - 3.9%
Dynegy Inc., Senior Notes	6.750%	11/1/19	225,000	233,297
NRG Energy Inc., Senior Notes	6.625%	1/15/27	770,000	791,175
NRG Yield Operating LLC, Senior Notes	5.000%	9/15/26	655,000	666,462

Total Independent Power and Renewable Electricity Producers				1,690,934

TOTAL UTILITIES				2,486,872

TOTAL CORPORATE BONDS & NOTES (Cost - $30,700,679)				31,744,139

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2	4.682%	10/25/29	250,000	269,276	(b)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2	5.232%	5/25/25	213,365	228,690	(b)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2	6.232%	7/25/25	137,108		$153,562	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2	7.232%	9/25/28	855,000		1,012,688	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C05 2M2	5.682%	1/25/29	645,000		725,188	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2	4.782%	7/25/29	193,000		206,942	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,542,219)					2,596,346

SENIOR LOANS - 1.0%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp., Term Loan (Cost - $405,537)	8.686%	8/23/21	400,000		429,375	(f)(g)

SOVEREIGN BONDS - 8.9%
Brazil - 3.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	5,130,000	BRL	1,665,485

Mexico - 2.0%
United Mexican States, Senior Bonds	7.750%	11/13/42	14,158,000	MXN	847,015

Poland - 3.1%
Republic of Poland, Bonds	2.250%	4/25/22	4,940,000	PLN	1,347,054

TOTAL SOVEREIGN BONDS (Cost - $3,806,315)					3,859,554

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $37,454,750)					38,629,414

SHORT-TERM INVESTMENTS - 6.7%
U.S. TREASURY BILLS - 5.0%
U.S. Treasury Bills (Cost - $2,177,017)	0.967%	9/21/17	2,180,000		2,177,017	(h)

			SHARES
MONEY MARKET FUNDS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $756,374)	0.938%		756,374		756,374

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,933,391)					2,933,391

TOTAL INVESTMENTS - 95.5% (Cost - $40,388,141#)					41,562,805
Other Assets in Excess of Liabilities - 4.5%					1,964,103

TOTAL NET ASSETS - 100.0%					$43,526,908

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
PLN	— Polish Zloty

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,650,000	USD	837,283	HSBC Bank USA, N.A.	8/8/17	$11,546
USD	1,605,574	BRL	5,300,000	HSBC Bank USA, N.A.	8/8/17	(92,083)
EUR	4,690,000	USD	5,182,802	Barclays Bank PLC	8/10/17	371,525
EUR	1,280,000	USD	1,463,505	UBS AG	8/10/17	52,388
USD	492,818	GBP	380,000	Barclays Bank PLC	9/15/17	(9,290)
GBP	685,000	USD	886,041	Citibank N.A.	9/15/17	19,075

Total						$353,161

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At July 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$325,000	6/20/22	2.42%	1.000% quarterly	$(20,656)	$(24,766)	$4,110
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	2.42%	1.000% quarterly	(32,415)	(38,890)	6,475

Total	$835,000				$(53,071)	$(63,656)	$10,585

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.28 Index	$6,005,000	6/20/22	5.000% quarterly	$458,169	$412,969	$45,200

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Federative Republic of Brazil 4.25%, due 1/7/25)	$2,390,000	6/20/22	2.08%	1.000% quarterly	$(116,520)	$(153,535)	$37,015
Morgan Stanley & Co. Inc. (Republic of Turkey 11.875%, due 1/15/30 )	900,000	6/20/22	1.81%	1.000% quarterly	(33,278)	(33,067)	(211)

Total	$3,290,000				$(149,798)	$(186,602)	$36,804

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$31,744,139	—	$31,744,139
Collateralized Mortgage Obligations	—	2,596,346	—	2,596,346
Senior Loans	—	429,375	—	429,375
Sovereign Bonds	—	3,859,554	—	3,859,554

Total Long-Term Investments	—	38,629,414	—	38,629,414

Short-Term Investments†:
U.S. Treasury Bills	—	2,177,017	—	2,177,017
Money Market Funds	$756,374	—	—	756,374

Total Short-Term Investments	756,374	2,177,017	—	2,933,391

Total Investments	$756,374	$40,806,431	—	$41,562,805

Other Financial Instruments:
Forward Foreign Currency Contracts	—	454,534	—	454,534
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	45,200	—	45,200

Total Other Financial Instruments	—	499,734	—	499,734

Total	$756,374	$41,306,165	—	$42,062,539

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$101,373	—	$101,373
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	53,071	—	53,071
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	149,798	—	149,798

Total	—	$304,242	—	$304,242

† See Schedule of Investments for additional detailed categorizations. ‡ Values includes any premium paid or received with respect to swap contracts.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,392,706
Gross unrealized depreciation	(218,042)

Net unrealized appreciation	$1,174,664

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017